Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies

18. Commitments and Contingencies

Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2020 were as follows:

Years Ended December 31,	RMB
2021	24,717,992
2022	10,659,374
2023	1,960,037
Total	37,337,403

Rental expenses were RMB94,635,510, RMB82,161,925 and RMB37,786,840 during the years ended December 31, 2018, 2019 and 2020, respectively.

Contingencies

As of December 31, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations of the Company. The Company does not believe that any of these matters will have a material effect on its business, assets or operations.

Investment commitments

The Company was obligated to provide capital injection of RMB38,546,000 as of December 31, 2020.